Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of earning per share

	December 31,	December 31,
	2024	2023

Numerator for basic and diluted net loss per share:
Net loss	$(11,045,971)	$(7,192,176)
Denominator:
For basic net loss per share - weighted average common shares outstanding	10,032,040	9,520,000
Effect of dilutive stock options	—	—
For diluted net loss per share - weighted average common shares outstanding	10,032,040	9,520,000
Net loss per share -Basic:
Net loss per share	$(1.10)	$(0.76)
Net loss per share - Diluted:
Net loss per share	$(1.10)	$(0.76)